Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Income And Expenses [Abstract]
Summary of Other Income and Expense

Other income is analysed as follows:

	2021	2020	2019
Gain on disposal of certain items of property	2,105	—	—
VAT relief	1,395	755	1,216
Reimbursements	580	498	519
Release of provisions for contingent liabilities	—	100	332
Other	2,334	2,529	3,095
Total	6,414	3,882	5,162